PAYROLL AND OTHER ACCRUED LIABILITIES (Details) (USD $)	Jul. 31, 2013	Jul. 31, 2012
PAYROLL AND OTHER ACCRUED LIABILITIES [Abstract]
Payroll	$ 190,361	$ 148,854
Interest	39,859	40,812
Professional fees	149,026	141,120
Rents received in advance	497,470	409,287
Utilities	9,007	9,250
Brokers commissions	309,713	135,195
Construction costs	175,639
Other	722,531	627,883
Total	2,093,606	1,512,401
Less current portion	2,033,923	1,483,944
Long term portion	$ 59,683	$ 28,457